SALES OF MINERAL RIDGE GOLD, LLC (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of assets and liabilities gain on disposal

$
Carrying amounts of net liabilities over which control was lost:
Assets
Prepaid expenses	180,914
Reclamation deposits (Note 6)	9,000,000
Property, plant and equipment (Note 7)	3,285,680
Total assets	12,466,594

Liabilities
Accounts payable and accrued liabilities	(131,678)
Provision for environmental rehabilitation (Note 10)	(14,111,226)
Total liabilities	(14,242,904)
Net liabilities disposed	(1,776,310)

Consideration
Cash received	5,000,000
Other receivable	2,376,488
Transaction costs	(36,074)
Working capital adjustments	42,145
Total consideration	7,382,559

Gain on disposal of MRG	9,158,869